Equity - Capital contribution private placements (Details) - USD ($)		12 Months Ended
	Sep. 04, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Subsidiary, Sale of Stock [Line Items]
Aggregate offering price		$ 200,000	$ 0	$ 0
Warrants to purchase ordinary shares		4,667
Exercise price		$ 4.89	$ 0.00
Term of warrant		4 years 10 months 21 days	0 years
Private placements | Boustead
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	66,667
Purchase price per share	$ 3.00
Aggregate offering price	$ 200,000
Over-Allotment Option [Member] | Boustead Securities
Subsidiary, Sale of Stock [Line Items]
Commission to placement agent	$ 10,000
Warrants to purchase ordinary shares	4,667
Exercise price	$ 3.00
Term of warrant	5 years